Revenue and related balances	3 Months Ended
Mar. 31, 2026
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application and associated premium support services, and professional services revenue, which includes services such as initial implementation, project management, training, and integration.

The following table presents a disaggregation of revenue for the three months ended March 31:

	Three months ended March 31,
	2026	2025
	$	$
Subscription revenue	60,643	54,183
Professional services	4,977	3,113
	65,620	57,296